Net fee and commission income (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of fee and commission income (expense) [Abstract]
Schedule of Fee and Commission Income

Year ended 31 December 2024	Retail £m	Commercial Banking £m	Other £m	Total £m
Fee and commission income:
Current accounts	423	217	–	640
Credit and debit card fees	829	453	–	1,282
Commercial banking fees	–	195	–	195
Factoring	–	69	–	69
Other fees and commissions	74	144	12	230
Total fee and commission income	1,326	1,078	12	2,416
Fee and commission expense	(1,055)	(284)	(139)	(1,478)
Net fee and commission income	271	794	(127)	938

Year ended 31 December 2023	Retail £m	Commercial Banking £m	Other £m	Total £m
Fee and commission income:
Current accounts	406	214	–	620
Credit and debit card fees	800	459	–	1,259
Commercial banking fees	–	191	–	191
Factoring	–	75	–	75
Other fees and commissions	85	171	55	311
Total fee and commission income	1,291	1,110	55	2,456
Fee and commission expense	(673)	(288)	(143)	(1,104)
Net fee and commission income	618	822	(88)	1,352

Year ended 31 December 2022	Retail £m	Commercial Banking £m	Other £m	Total £m
Fee and commission income:
Current accounts	420	222	–	642
Credit and debit card fees	734	456	–	1,190
Commercial banking fees	–	196	–	196
Factoring	–	79	–	79
Other fees and commissions	66	149	30	245
Total fee and commission income	1,220	1,102	30	2,352
Fee and commission expense	(665)	(280)	(156)	(1,101)
Net fee and commission income	555	822	(126)	1,251